Schedule of Investments
September 30, 2020 (unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 99.7%
Aerospace & Defense — 1.9%
HEICO	21,000	$ 2,198

Total Aerospace & Defense		2,198

Automotive — 2.4%
AGCO	21,000	1,560
AutoNation *	22,000	1,164

Total Automotive		2,724

Banks — 10.9%
International Bancshares	69,000	1,798
Mr Cooper Group *	122,000	2,723
Prosperity Bancshares	34,000	1,762
ServisFirst Bancshares	41,000	1,395
Synovus Financial	58,000	1,228
Trustmark	75,000	1,606
United Community Banks	102,000	1,727

Total Banks		12,239

Building & Construction — 6.3%
Masonite International *	21,000	2,066
Taylor Morrison Home, Cl A *	85,000	2,090
TopBuild *	17,000	2,902

Total Building & Construction		7,058

Chemicals — 2.2%
Element Solutions *	121,000	1,272
Huntsman	54,000	1,199

Total Chemicals		2,471

Commercial Services — 1.7%
Insperity	29,000	1,899

Total Commercial Services		1,899

Computer Software — 8.2%
ACI Worldwide *	51,000	1,333
Digital Turbine *	122,000	3,994
Ebix	82,000	1,689
RealPage *	38,000	2,190

Total Computer Software		9,206

Computers & Services — 1.8%
Lumentum Holdings *	27,000	2,029

Total Computers & Services		2,029

Electrical Utilities — 0.9%
Vistra	53,000	1,000

Total Electrical Utilities		1,000

Engineering Services — 2.7%
Comfort Systems USA	33,000	1,700
MasTec *	32,000	1,350

Total Engineering Services		3,050

Food, Beverage & Tobacco — 0.9%
Fresh Del Monte Produce	44,000	1,008

Total Food, Beverage & Tobacco		1,008

Insurance — 5.1%
American National Group	16,000	1,081

Description	Shares	Value (000)

Insurance (continued)
Amerisafe	33,000	$ 1,893
Kemper	13,000	869
Primerica	17,000	1,923

Total Insurance		5,766

Leasing & Renting — 1.9%
Aaron’s	38,000	2,153

Total Leasing & Renting		2,153

Machinery — 3.4%
Alamo Group	21,000	2,269
Mueller Water Products, Cl A	147,000	1,527

Total Machinery		3,796

Manufacturing — 2.6%
Acuity Brands	12,000	1,228
Bloom Energy, Cl A *	95,000	1,707

Total Manufacturing		2,935

Materials — 1.3%
Eagle Materials	17,000	1,467

Total Materials		1,467

Media — 4.5%
Cardlytics *	31,000	2,188
Glu Mobile *	195,000	1,496
Gray Television *	100,000	1,377

Total Media		5,061

Medical Products & Services — 16.5%
Amedisys *	12,500	2,955
Arena Pharmaceuticals *	20,000	1,496
Arrowhead Pharmaceuticals *	21,000	904
Catalyst Pharmaceuticals *	270,000	802
Dicerna Pharmaceuticals *	47,000	846
Encompass Health	31,000	2,014
HMS Holdings *	34,000	814
Integer Holdings *	30,000	1,770
Molecular Templates *	58,000	633
REGENXBIO *	16,000	440
Repligen *	12,000	1,771
Sorrento Therapeutics *	125,000	1,394
US Physical Therapy	24,000	2,085
Voyager Therapeutics *	56,000	598

Total Medical Products & Services		18,522

Paper & Paper Products — 1.1%
Neenah	34,000	1,274

Total Paper & Paper Products		1,274

Petroleum & Fuel Products — 4.4%
Cabot Oil & Gas	59,000	1,024
Cactus, Cl A	61,000	1,171
Halliburton	120,000	1,446
Magnolia Oil & Gas *	250,000	1,293

Total Petroleum & Fuel Products		4,934

Petroleum Refining — 0.8%
HollyFrontier	44,000	867

Total Petroleum Refining		867

Schedule of Investments
September 30, 2020 (unaudited)

HANCOCK HORIZON BURKENROAD SMALL CAP FUND

Description	Shares	Value (000)

Real Estate Investment Trust — 6.2%
American Campus Communities	33,000	$ 1,152
Americold Realty Trust	30,000	1,073
CyrusOne	20,000	1,401
Lamar Advertising, Cl A	28,000	1,853
NexPoint Residential Trust	33,291	1,476

Total Real Estate Investment Trust		6,955

Retail — 7.1%
GMS *	56,000	1,350
Pool	9,500	3,178
Ruth’s Hospitality Group	113,000	1,250
Sally Beauty Holdings *	97,000	843
YETI Holdings *	29,000	1,314

Total Retail		7,935

Semi-Conductors & Instruments — 4.9%
Cirrus Logic *	32,000	2,159
Diodes *	41,000	2,314
Jabil	32,000	1,096

Total Semi-Conductors & Instruments		5,569

Total Common Stock (Cost $78,327 (000))		112,116

Cash Equivalent (A) — 0.8%
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.030%	834,695	835

Total Cash Equivalent (Cost $835 (000))		835

Total Investments — 100.5% (Cost $79,162 (000))		$112,951

Percentages are based on net assets of $112,406 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of September 30, 2020.

Cl — Class

As of September 30, 2020, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

    HHF-QH-002-2500

Schedule of Investments
September 30, 2020 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)

Common Stock — 45.2%
Banks — 3.9%
Bank of America	9,121	$ 220
JPMorgan Chase	2,232	215
KeyCorp	18,937	226
New York Community Bancorp	21,193	175
Northwest Bancshares	16,139	148
People’s United Financial	12,903	133
Valley National Bancorp	19,135	131

Total Banks		1,248

Beauty Products — 0.5%
Estee Lauder, Cl A	697	152

Total Beauty Products		152

Chemicals — 0.6%
LyondellBasell Industries, Cl A	2,628	185

Total Chemicals		185

Computers & Services — 1.9%
Microsoft	1,166	245
Seagate Technology	4,730	233
Xerox Holdings	7,074	133

Total Computers & Services		611

Containers & Packaging — 0.4%
Greif, Cl A	3,627	131

Total Containers & Packaging		131

E-Commerce — 0.6%
PetMed Express	6,005	190

Total E-Commerce		190

Electrical Utilities — 2.3%
Duke Energy	3,040	269
FirstEnergy	7,663	220
PPL	9,313	254

Total Electrical Utilities		743

Food, Beverage & Tobacco — 2.3%
Altria Group	4,208	163
Coca-Cola	2,772	137
Philip Morris International	2,985	224
Universal	4,810	201

Total Food, Beverage & Tobacco		725

Household Products — 0.4%
Newell Brands	8,230	141

Total Household Products		141

Information Technology — 0.7%
International Business Machines	1,810	220

Total Information Technology		220

Insurance — 1.7%
Metlife	2,552	95
Old Republic International	11,378	168
Principal Financial Group	3,094	124
Prudential Financial	1,301	83

Description	Shares	Value (000)

Insurance (continued)
Unum Group	4,292	$ 72

Total Insurance		542

Media — 0.3%
Interpublic Group	6,291	105

Total Media		105

Medical Products & Services — 2.5%
AbbVie	2,161	189
Amgen	863	219
Five Star Senior Living *	356	2
Gilead Sciences	2,482	157
Medtronic	2,087	217

Total Medical Products & Services		784

Paper & Paper Products — 1.7%
International Paper	3,358	136
Schweitzer-Mauduit International	6,142	187
WestRock	6,021	209

Total Paper & Paper Products		532

Petroleum & Fuel Products — 0.6%
Archrock	23,382	126
Helmerich & Payne	4,180	61

Total Petroleum & Fuel Products		187

Petroleum Refining — 1.3%
Chevron	2,061	148
Exxon Mobil	3,097	106
Marathon Petroleum	2,133	63
Valero Energy	1,842	80

Total Petroleum Refining		397

Pharmaceuticals — 0.9%
Johnson & Johnson	906	135
Pfizer	3,833	141

Total Pharmaceuticals		276

Real Estate Investment Trust — 17.2%
Alexandria Real Estate Equities	820	131
American Homes 4 Rent, Cl A	3,853	110
Americold Realty Trust	2,720	97
Armada Hoffler Properties	15,295	142
CoreSite Realty	1,940	231
Crown Castle International	653	109
CubeSmart	3,723	120
CyrusOne	1,815	127
Digital Realty Trust	1,870	274
Diversified Healthcare Trust	5,259	18
Duke Realty	3,747	138
EastGroup Properties	1,243	161
EPR Properties *	3,896	107
Equinix	141	107
Equity LifeStyle Properties	1,643	101
Extra Space Storage	1,105	118
First Industrial Realty Trust	3,217	128
Healthcare Realty Trust	3,719	112
Healthcare Trust of America, Cl A	3,946	103
Healthpeak Properties	4,427	120
Invitation Homes	3,733	104
Iron Mountain	3,915	105
Lamar Advertising, Cl A	3,692	244

Schedule of Investments
September 30, 2020 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares/ Face Amount (000)	Value (000)

Real Estate Investment Trust (continued)
Lexington Realty Trust	9,271	$ 97
Life Storage	2,571	271
Medical Properties Trust	8,358	147
National Health Investors	1,744	105
Omega Healthcare Investors	4,152	124
Physicians Realty Trust	6,121	110
Potlatch	2,568	108
Prologis	1,576	159
PS Business Parks	812	99
Public Storage	550	122
Rayonier	3,875	102
Sabra Health Care	7,365	102
SBA Communications, Cl A	353	112
Simon Property Group	834	54
Sun Communities	753	106
Tanger Factory Outlet Centers *	13,087	79
Ventas	2,825	119
VICI Properties	5,087	119
Welltower	1,971	109
Weyerhaeuser *	3,844	110
WP Carey	1,560	102

Total Real Estate Investment Trust		5,463

Retail — 1.3%
American Eagle Outfitters	11,736	174
Buckle	11,741	240

Total Retail		414

Semi-Conductors & Instruments — 1.3%
Broadcom	540	197
QUALCOMM	1,816	214

Total Semi-Conductors & Instruments		411

Telephones & Telecommunication — 1.3%
AT&T	7,946	226
Verizon Communications	2,867	171

Total Telephones & Telecommunication		397

Wholesale — 1.5%
Cardinal Health	4,028	189
Patterson	11,711	282

Total Wholesale		471

Total Common Stock (Cost $15,736 (000))		14,325

Corporate Bonds — 43.0%
Automotive — 2.4%
General Motors Financial (A)
6.500%, VAR ICE LIBOR USD 3 Month+3.436%	$250	249
Tesla (B)
5.300%, 08/15/25	500	517

Total Automotive		766

Banks — 5.8%
Bank of America (A)
6.100%, VAR ICE LIBOR USD 3 Month+3.898%	250	272
Citigroup (A)
5.950%, VAR ICE LIBOR USD 3 Month+4.068%	250	256

Description	Face Amount (000)	Value (000)

Banks (continued)
Citizens Financial Group (A)
6.375%, VAR ICE LIBOR USD 3 Month+3.157%	$250	$ 248
JPMorgan Chase (A)
4.600%, VAR United States Secured Overnight Financing Rate+3.125%	300	294
PNC Financial Services Group (A)
5.000%, VAR ICE LIBOR USD 3 Month+3.300%	495	523
Wells Fargo (A)
5.900%, VAR ICE LIBOR USD 3 Month+3.110%	250	256

Total Banks		1,849

Computers & Services — 1.6%
CommScope (B)
5.500%, 03/01/24	500	514

Total Computers & Services		514

Consumer Finance — 1.7%
Quicken Loans (B)
5.250%, 01/15/28	500	527

Total Consumer Finance		527

Electrical Utilities — 4.2%
Calpine (B)
4.500%, 02/15/28	500	512
Dominion Energy
5.750%, VAR ICE LIBOR USD 3 Month+3.057%, 10/01/54	250	265
NRG Energy (B)
5.250%, 06/15/29	500	544

Total Electrical Utilities		1,321

Entertainment — 4.3%
International Game Technology (B)
6.500%, 02/15/25	500	532
Netflix (B)
4.875%, 06/15/30	500	570
ViacomCBS
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/57	250	274

Total Entertainment		1,376

Financial Services — 2.3%
Charles Schwab (A)
5.000%, VAR ICE LIBOR USD 3 Month+2.575%	250	256
Morgan Stanley (A)
3.885%, VAR ICE LIBOR USD 3 Month+3.610%	250	236
State Street (A)
3.847%, VAR ICE LIBOR USD 3 Month+3.597%	250	249

Total Financial Services		741

Food, Beverage & Tobacco — 1.6%
Vector Group (B)
6.125%, 02/01/25	500	499

Total Food, Beverage & Tobacco		499

Schedule of Investments
September 30, 2020 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Face Amount (000)	Value (000)

Hotels & Lodging — 3.2%
Hilton Domestic Operating
5.125%, 05/01/26	$500	$ 515
Wyndham Destinations (B)
4.625%, 03/01/30	500	482

Total Hotels & Lodging		997

Industrials — 0.6%
General Electric (A)
5.000%, VAR ICE LIBOR USD 3 Month+3.330%	250	199

Total Industrials		199

Machinery — 0.8%
Stanley Black & Decker
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.657%, 03/15/60	250	260

Total Machinery		260

Media — 1.6%
AMC Networks
5.000%, 04/01/24	500	511

Total Media		511

Oil, Gas & Consumable Fuels — 0.8%
Enbridge
5.500%, VAR ICE LIBOR USD 3 Month+3.418%, 07/15/77	250	237

Total Oil, Gas & Consumable Fuels		237

Petroleum & Fuel Products — 1.0%
Antero Resources
5.000%, 03/01/25	500	312

Total Petroleum & Fuel Products		312

Petroleum Refining — 1.6%
Sunoco
6.000%, 04/15/27	500	514

Total Petroleum Refining		514

Real Estate Management & Development — 1.3%
Brookfield Property Partners (B)
5.750%, 05/15/26	500	394

Total Real Estate Management & Development		394

Retail — 2.3%
AerCap Global Aviation Trust (B)
6.500%, VAR ICE LIBOR USD 3 Month+4.300%, 06/15/45	250	212
United Rentals North America
4.875%, 01/15/28	500	525

Total Retail		737

Telephones & Telecommunication — 1.6%
Cincinnati Bell Telephone
6.300%, 12/01/28	500	511

Total Telephones & Telecommunication		511

Description	Face Amount (000)/ Shares	Value (000)

Transportation Services — 1.7%
XPO Logistics (B)
6.750%, 08/15/24	$500	$ 530

Total Transportation Services		530

Wireless Telecommunication Services — 2.6%
United States Cellular
6.700%, 12/15/33	400	516
Vodafone Group
7.000%, VAR USD Swap Semi 30/360 5 Yr Curr+4.873%, 04/04/79	250	297

Total Wireless Telecommunication Services		813

Total Corporate Bonds (Cost $13,482 (000))		13,608

Preferred Stock — 9.9%
Automotive — 0.8%
Ford Motor 6.200%, 06/01/2059	10,000	249

Total Automotive		249

Banks — 4.2%
CIT Group 5.625% (A)	10,000	224
First Horizon National 6.500% (A)	20,000	545
Truist Financial 5.250% (A)	20,000	550

Total Banks		1,319

Financial Services — 0.8%
Northern Trust 4.700% (A)	10,000	270

Total Financial Services		270

Insurance — 2.5%
Allstate 5.100% (A)	10,000	268
American International Group 5.850% (A)	10,000	272
WR Berkley 5.700%, 03/30/2058	10,000	262

Total Insurance		802

Telecommunication Services — 0.8%
Qwest 6.750%, 06/15/2057	10,000	258

Total Telecommunication Services		258

Telephones & Telecommunication — 0.8%
AT&T 4.750% (A)	10,000	255

Total Telephones & Telecommunication		255

Total Preferred Stock (Cost $3,000 (000))		3,153

Registered Investment Companies — 0.6%
Open-End Funds — 0.4%
BlackRock Floating Rate Income Portfolio, Cl Institutional	13,811	133
BlackRock High Yield Bond Portfolio, Cl Institutional	21	—

Total Open-End Funds		133

Schedule of Investments
September 30, 2020 (unaudited)

HANCOCK HORIZON DIVERSIFIED INCOME FUND

Description	Shares	Value (000)

Exchange Traded Funds — 0.2%
Alerian MLP ETF	37	$ 1
VanEck Vectors Preferred Securities ex Financials ETF	2,519	48

Total Exchange Traded Funds		49

Total Registered Investment Companies (Cost $192 (000))		182

Total Investments — 98.5% (Cost $32,410 (000))		$31,268

Percentages are based on net assets of $31,680 (000).

*	Non-income producing security.
(A)	Perpetual security with no stated maturity date.
(B)

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2020, the value of these securities amounted to $5,833 (000), representing 18.4% of the net assets.

Cl — Class

ETF — Exchange Traded Fund

ICE — Intercontinental Exchange

LIBOR — London Inter-bank Offered Rate

MLP — Master Limited Partnership

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of September 30, 2020, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$14,325	$—	$—	$14,325
Corporate Bonds	—	13,608	—	13,608
Preferred Stock	—	3,153	—	3,153
Registered Investment Companies	182	—	—	182
Total Investments in Securities	$14,507	$16,761	$—	$31,268

Amounts designated as “-” are either $0 or have been rounded to $0.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-011-1700

Schedule of Investments
September 30, 2020 (unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)

Common Stock — 96.6%
Austria — 2.6%
Erste Group Bank *	107,489	$ 2,247
Voestalpine	93,846	2,471

Total Austria		4,718

Brazil — 4.4%
Ambev	1,292,100	2,884
Banco Bradesco ADR	808,818	2,774
Petroleo Brasileiro ADR	305,072	2,172

Total Brazil		7,830

Canada — 1.6%
Magna International	61,279	2,795

Total Canada		2,795

Chile — 1.0%
Sociedad Quimica y Minera de Chile ADR	55,230	1,791

Total Chile		1,791

China — 6.9%
Anhui Conch Cement, Cl H	379,500	2,631
Baidu ADR *	20,072	2,541
BYD, Cl H	278,000	4,427
China Oilfield Services, Cl H	4,128,000	2,889

Total China		12,488

Colombia — 1.3%
Bancolombia ADR	89,842	2,296

Total Colombia		2,296

France — 6.7%
Capgemini	25,245	3,238
Eurofins Scientific	4,772	3,768
Safran	29,940	2,952
Sodexo	29,064	2,075

Total France		12,033

Germany — 6.9%
Continental	31,592	3,414
Merck KGaA	26,405	3,846
MTU Aero Engines	13,092	2,174
Vonovia	43,032	2,950

Total Germany		12,384

Hong Kong — 5.0%
China Life Insurance, Cl H	1,088,000	2,460
Shanghai Fosun Pharmaceutical Group, Cl H	686,000	2,877
Sinopharm Group, Cl H	677,200	1,438
TravelSky Technology, Cl H	1,075,000	2,305

Total Hong Kong		9,080

India — 3.4%
HDFC Bank ADR *	67,721	3,384
ICICI Bank ADR	276,211	2,715

Total India		6,099

Italy — 3.4%
Leonardo	420,357	2,460
Prysmian	128,237	3,730

Total Italy		6,190

Japan — 5.7%
Denso	84,900	3,714
Hitachi	110,700	3,746

Description	Shares	Value (000)

Japan — (continued)
Secom	30,700	$ 2,807

Total Japan		10,267

Mexico — 1.4%
Grupo Financiero Banorte, Cl O *	751,300	2,600

Total Mexico		2,600

Netherlands — 6.1%
ASML Holding	6,849	2,526
Heineken	28,590	2,546
RELX	109,268	2,433
Royal Dutch Shell, Cl A	281,804	3,561

Total Netherlands		11,066

Norway — 4.9%
DNB *	209,095	2,876
Equinor ADR	281,687	3,960
Norsk Hydro	752,036	2,059

Total Norway		8,895

Panama — 1.7%
Carnival	204,233	3,100

Total Panama		3,100

Singapore — 1.7%
DBS Group Holdings	189,700	2,786
United Industrial	153,500	234

Total Singapore		3,020

South Korea — 2.1%
Samsung Electronics	74,294	3,694

Total South Korea		3,694

Spain — 2.2%
Amadeus IT Group, Cl A	69,549	3,873

Total Spain		3,873

Switzerland — 4.7%
Credit Suisse Group ADR	206,635	2,060
Novartis ADR	37,524	3,263
Roche Holding	9,278	3,186

Total Switzerland		8,509

Taiwan — 5.3%
ASE Technology Holding	1,128,376	2,321
Hon Hai Precision Industry	674,880	1,814
Taiwan Semiconductor Manufacturing	353,000	5,333

Total Taiwan		9,468

Turkey — 0.0%
Akbank T.A.S.	1	—

Total Turkey		—

United Kingdom — 8.5%
BAE Systems	340,522	2,116
Barclays	2,499,258	3,157
Diageo	81,777	2,810
GVC Holdings	274,681	3,438
Rio Tinto ADR	63,103	3,811

Total United Kingdom		15,332

United States — 9.1%
Check Point Software Technologies *	24,938	3,001
Core Laboratories	107,864	1,646
Ecopetrol ADR	224,632	2,210
Everest Re Group	12,551	2,479

Schedule of Investments
September 30, 2020 (unaudited)

HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND

Description	Shares	Value (000)

United States — (continued)
ICON *	18,053	$ 3,450
Restaurant Brands International	64,105	3,687

Total United States		16,473

Total Common Stock (Cost $149,913 (000))		174,001

Cash Equivalents (A) — 2.7%
Dreyfus Government Cash Management, Cl I, 0.030%	2,605,467	2,606
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.030%	2,317,093	2,317

Total Cash Equivalents (Cost $4,923 (000))		4,923

Total Investments — 99.3% (Cost $154,836 (000))		$178,924

Percentages are based on net assets of $180,210 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of September 30, 2020.

ADR — American Depositary Receipt

Cl — Class

The following is a list of the level of inputs used as of September 30, 2020, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Austria	$—	$4,718	$—	$4,718
Brazil	7,830	—	—	7,830
Canada	2,795	—	—	2,795
Chile	1,791	—	—	1,791
China	2,541	9,947	—	12,488
Colombia	2,296	—	—	2,296
France	—	12,033	—	12,033
Germany	—	12,384	—	12,384
Hong Kong	—	9,080	—	9,080
India	6,099	—	—	6,099
Italy	—	6,190	—	6,190
Japan	—	10,267	—	10,267
Mexico	2,600	—	—	2,600
Netherlands	3,561	7,505	—	11,066
Norway	3,960	4,935	—	8,895
Panama	3,100	—	—	3,100
Singapore	—	3,020	—	3,020
South Korea	—	3,694	—	3,694
Spain	—	3,873	—	3,873
Switzerland	5,323	3,186	—	8,509
Taiwan	—	9,468	—	9,468
Turkey	—	—	—	—
United Kingdom	3,811	11,521	—	15,332
United States	16,473	—	—	16,473
Total Common Stock	62,180	111,821	—	174,001
Cash Equivalents	4,923	—	—	4,923
Total Investments in Securities	$67,103	$111,821	$—	$178,924

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-003-2500

Schedule of Investments
September 30, 2020 (unaudited)

HANCOCK HORIZON DYNAMIC ASSET ALLOCATION FUND

Description	Shares	Value (000)

Registered Investment Companies — 98.7%

Equity Exchange Traded Funds — 48.4%
iShares Core S&P 500 ETF	8,131	$ 2,733
iShares MSCI EAFE Index Fund	19,019	1,211
iShares MSCI EAFE Small-Capital ETF	6,968	411
iShares MSCI Emerging Markets ETF	32,711	1,442
iShares MSCI Frontier 100 ETF	12,988	332
iShares Preferred & Income Securities ETF	13,400	488
iShares Russell 2000 ETF	6,367	954
SPDR S&P Emerging Markets SmallCap ETF	9,179	407

Total Equity Exchange Traded Funds		7,978

Fixed Income Exchange Traded Funds — 36.3%
iShares 20+ Year Treasury Bond ETF	13,429	2,192
iShares Core U.S. Aggregate Bond ETF	18,114	2,139
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,633	624
iShares iBoxx High Yield Corporate Bond ETF	4,854	407
SPDR Bloomberg Barclays International Treasury Bond ETF	21,257	631

Total Fixed Income Exchange Traded Funds		5,993
Commodity and Currency Exchange Traded Funds — 10.1%
iShares Commodities Select Strategy ETF	31,824	795
iShares MSCI Global Gold Miners ETF	11,663	381
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	15,734	485

Total Commodity and Currency Exchange Traded Funds		1,661

Real Estate Exchange Traded Funds — 3.9%
Vanguard Global ex-U.S. Real Estate ETF	6,758	328
Vanguard Real Estate ETF	4,052	320

Total Real Estate Exchange Traded Funds		648

Total Registered Investment Companies (Cost $14,873 (000))		16,280

Cash Equivalent (A) — 2.7%
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.030%	452,952	453

Total Cash Equivalent (Cost $453 (000))		453

Total Investments — 101.4% (Cost $15,326 (000))		$16,733

Percentages are based on net assets of $16,494 (000).

(A)	The rate reported is the 7-day effective yield as of September 30, 2020.

Cl — Class

EAFE — Europe, Australasia and the Far East

EM — Emerging Markets

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

As of September 30, 2020, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-013-1100

Schedule of Investments
September 30, 2020 (unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)

Common Stock — 93.3%
Australia — 3.1%
JB Hi-Fi	5,468	$ 186
Kina Securities	214,703	124
Objective	20,259	183
Vita Group	145,135	107

Total Australia		600

Belgium — 1.1%
AGFA-Gevaert *	26,677	111
Smartphoto Group	4,865	111

Total Belgium		222

Canada — 3.3%
Boralex, Cl A	4,600	133
Fiera Capital, Cl A	16,249	125
Medical Facilities	34,643	114
Northland Power	4,943	149
Superior Plus	14,195	125

Total Canada		646

Denmark — 1.2%
D/S Norden	6,832	111
H+H International, Cl B *	5,737	113

Total Denmark		224

Finland — 6.6%
Altia	10,157	116
Caverion	14,286	102
Exel Composites	15,914	114
Kamux	13,423	159
Konecranes, Cl A	4,252	133
Oriola, Cl B	47,469	105
Scanfil	16,417	104
Siili Solutions	9,096	118
Terveystalo	9,948	119
TietoEVRY	3,752	104
Tokmanni Group	6,514	115

Total Finland		1,289

France — 1.8%
Eiffage *	1,185	97
Nexans *	1,994	115
Ubisoft Entertainment *	1,412	127

Total France		339

Germany — 4.9%
ADVA Optical Networking *	16,410	116
Borussia Dortmund GmbH & KGaA	16,311	99
Cewe Stiftung & KGAA	1,385	152
Draegerwerk & KGaA	1,968	146
Freenet	5,112	103
Hornbach Baumarkt	2,600	138
Hornbach Holding & KGaA	1,072	125

Description	Shares	Value (000)

Germany — (continued)
Rheinmetall	774	$ 70

Total Germany		949

Hong Kong — 2.6%
CITIC Telecom International Holdings	322,766	103
K Wah International Holdings	235,751	114
Tianneng Power International	98,000	177
Tsit Wing International Holdings	849,088	111

Total Hong Kong		505

Israel — 2.2%
AudioCodes	7,193	229
Elco	3,264	123
Naphtha Israel Petroleum *	20,968	80

Total Israel		432

Italy — 6.1%
A2A	101,942	148
ACEA	7,966	168
Buzzi Unicem	9,620	126
Cerved Group *	17,445	125
Digital Value *	3,022	106
Hera	28,872	107
Iren	40,689	105
Italgas	25,022	158
Unieuro *	10,466	139

Total Italy		1,182

Japan — 24.8%
BeNEXT Group	14,900	161
Broadleaf	23,500	122
Capcom	5,200	291
Cresco	8,700	114
Cybernet Systems	16,100	136
Daiwabo Holdings	2,100	135
Ebara Jitsugyo	5,600	166
Fukui Computer Holdings	6,800	199
FULLCAST Holdings	8,200	135
Glory	5,100	114
Hitachi Zosen	31,000	131
Itochu Enex	14,900	137
Iwasaki Electric	7,900	108
Kintetsu World Express	9,200	195
Kito	10,100	118
Krosaki Harima	3,800	108
K’s Holdings	8,900	120
KYORIN Holdings	6,300	128
Megachips	5,300	145
Meitec	2,900	148
Nichi-iko Pharmaceutical	8,900	101
Nihon Dengi	3,300	114
Nisso	16,500	126
Nojima	5,400	145
PAL GROUP Holdings	11,100	118
Relia	9,700	122

Schedule of Investments
September 30, 2020 (unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

Description	Shares	Value (000)

Japan — (continued)
SBS Holdings	5,700	$ 119
SRA Holdings	4,300	99
Techno Ryowa	12,800	110
T-Gaia	5,700	107
Tokuyama	4,800	116
Watts	17,100	153
Will Group	14,900	122
With us	26,500	112
Yuasa Trading	3,900	121
ZERIA Pharmaceutical	6,300	120

Total Japan		4,816

Netherlands — 3.0%
Amsterdam Commodities	4,807	105
Koninklijke BAM Groep *	80,354	102
Pharming Group *	80,606	90
PostNL *	30,609	93
Signify *	5,055	187

Total Netherlands		577

Norway — 3.4%
AF Gruppen	8,370	154
Bouvet	2,878	186
BW LPG	27,275	113
Selvaag Bolig	20,699	115
Veidekke *	7,756	100

Total Norway		668

Singapore — 3.3%
AEM Holdings	45,900	130
ARA LOGOS Logistics Trust	231,200	106
Best World International (1)	70,700	71
Fu Yu	813,200	140
iFAST	114,100	200

Total Singapore		647

Spain — 1.4%
Acerinox	13,250	109
Faes Farma	38,021	154

Total Spain		263

Sweden — 7.7%
AcadeMedia	14,775	122
Betsson	17,718	136
Doro *	21,489	114
Dustin Group	17,679	111
Instalco	8,568	191
LeoVegas	34,433	146
Lindab International	12,544	219
Mekonomen *	12,166	127
Recipharm, Cl B	6,765	118
Scandi Standard *	13,218	101
Semcon *	16,824	120

Total Sweden		1,505

Description	Shares/ Number of Rights	Value (000)

Switzerland — 2.0%
Adecco Group	2,216	$ 116
Galenica	2,253	157
Phoenix Mecano	283	114

Total Switzerland		387

United Kingdom — 14.8%
888 Holdings	44,145	144
Belvoir Group	64,355	122
C&C Group	23,609	60
Drax Group	30,742	106
EMIS Group	9,982	134
Finsbury Food Group	146,493	107
First Property Group	281,556	127
Genus	2,554	127
Go-Ahead Group	10,087	76
GVC Holdings *	10,557	132
IMI	7,809	106
Investec	77,416	143
Man Group	89,498	132
Phoenix Group Holdings	15,015	133
Rank Group	63,431	77
Redde Northgate	47,136	112
S&U	5,561	122
Safestore Holdings	16,307	164
Spirent Communications	43,870	161
SThree	33,955	105
Stock Spirits Group	39,601	110
Tate & Lyle	16,634	143
Tracsis	13,567	100
Vectura Group	73,414	98
Vistry Group	4,552	33

Total United Kingdom		2,874

Total Common Stock (Cost $16,452 (000))		18,125

Preferred Stock — 1.3%
Germany — 1.3%
Schaeffler 0.000%	15,164	94
STO & KGaA 0.247%	1,210	161

Total Germany		255

Total Preferred Stock (Cost $281 (000))		255

Rights — 0.0%
Kina Securities, Expires 10/01/20*	74,642	—

Total Rights (Cost $0 (000))		—

Cash Equivalents (A) — 4.7%
Dreyfus Government Cash Management, Cl I, 0.020%	432,742	433
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.030%	484,402	484

Total Cash Equivalents (Cost $917 (000))		917

Total Investments — 99.3% (Cost $17,650 (000))		$19,297

Percentages are based on net assets of $19,439 (000).

Schedule of Investments
September 30, 2020 (unaudited)

HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND

*	Non-income producing security.
(1)	Level 3 security in accordance with fair value hierarchy.
(A)	The rate reported is the 7-day effective yield as of September 30, 2020.

Cl — Class

The following is a list of the level of inputs used as of September 30, 2020, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$600	$—	$600
Belgium	—	222	—	222
Canada	646	—	—	646
Denmark	—	224	—	224
Finland	—	1,289	—	1,289
France	—	339	—	339
Germany	—	949	—	949
Hong Kong	—	505	—	505
Israel	—	432	—	432
Italy	—	1,182	—	1,182
Japan	—	4,816	—	4,816
Netherlands	105	472	—	577
Norway	—	668	—	668
Singapore	—	576	71	647
Spain	—	263	—	263
Sweden	—	1,505	—	1,505
Switzerland	—	387	—	387
United Kingdom	439	2,435	—	2,874
Total Common Stock	1,190	16,864	71	18,125
Preferred Stock Germany	—	255	—	255
Cash Equivalents	—	917	—	917
Right	—	—	—	—
Total Investments in Securities	$1,190	$18,036	$71	$19,297

Amounts designated as “-” are either $0 or have been rounded to $0.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-014-1100

Schedule of Investments
September 30, 2020 (unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 93.6%
Louisiana — 93.6%

Ascension Parish, RB, AGM
Callable 10/01/20 @ 100
3.250%, 04/01/35	$85	$ 85

Bienville, Parish School District No. 1 Arcadia, GO, BAM
Callable 03/01/28 @ 100
3.000%, 03/01/30	150	165

Central, Community School System, GO
Callable 03/01/24 @ 100
4.000%, 03/01/30	150	163

Desoto, Parish School Board, RB
Callable 05/01/22 @ 100
3.500%, 05/01/32	270	278

Iberia, Parishwide School District, GO
Callable 03/01/24 @ 100
3.750%, 03/01/33	275	293

Lafayette, Parish Law Enforcement District, Limited Tax, GO, Pre-Refunded @ 100
3.250%, 03/01/22 (A)	180	188

Lafayette, Parish School Board, RB
Callable 04/01/27 @ 100
4.000%, 04/01/40	250	282

Lafayette, Utilities Revenue, RB, AGM
Callable 05/01/29 @ 100
5.000%, 11/01/44	100	123

Lafayette, Utilities Revenue, RB, AGM
Callable 11/01/27 @ 100
4.000%, 11/01/35	150	173

Lafourche, Parish School Board, GO, BAM
Callable 03/01/27 @ 100
3.125%, 03/01/37	250	268

Louisiana, Local Government Environmental Facilities & Community Development Authority, Bossier City Project, RB
Callable 11/01/25 @ 100
5.000%, 11/01/32	150	179

Louisiana, Local Government Environmental Facilities & Community Development Authority, BRCC Facilities Corp. Project, RB, Pre-Refunded @ 100
4.125%, 12/01/21 (A)	100	105

Louisiana, Local Government Environmental Facilities & Community Development Authority, Livingston Parish Courthouse Project, RB, AGM, Pre-Refunded @ 100
4.625%, 09/01/21 (A)	200	208

Louisiana, Local Government Environmental Facilities & Community Development Authority, Plaquemines Project, RB, AGM
Callable 09/01/22 @ 100
4.000%, 09/01/37	200	209

Description	Face Amount (000)	Value (000)

Louisiana — (continued)

Louisiana, Local Government Environmental Facilities & Community Development Authority, RB, BAM
Callable 02/01/28 @ 100
5.000%, 02/01/30	$150	$ 192

Louisiana, Local Government Environmental Facilities & Community Development Authority, RB
Callable 10/01/24 @ 100
5.000%, 10/01/34	250	281

Louisiana, Local Government Environmental Facilities & Community Development Authority, Youngsville Project, RB, AGM
Callable 07/01/21 @ 100
4.900%, 07/01/41	175	180

Louisiana, Transportation Authority, Ser A, RB
Callable 08/15/23 @ 100
4.500%, 08/15/43	250	269

Plaquemine City, Sales & Use Tax Project, RB, AGM
Callable 12/01/27 @ 100
3.500%, 12/01/29	250	286

Port New Orleans, Board of Commissioners, Ser D, RB
Callable 04/01/30 @ 100
5.000%, 04/01/50	150	182

Shreveport, Louisiana Water & Sewer Revenue, Ser C, RB, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/33	210	243

St. Charles Parish, School District No. 1, GO
Callable 03/01/22 @ 100
3.000%, 03/01/30	200	205

St. John the Baptist Parish, GO
Callable 03/01/25 @ 100
3.500%, 03/01/30	110	121

St. Tammany Parish, Hospital Service District No. 2, GO
Callable 03/01/22 @ 100
3.125%, 03/01/32	260	266

St. Tammany Parish, Recreation District No. 14, GO
Callable 04/01/24 @ 100
3.750%, 04/01/34	175	187

Terrebonne Levee, Conservation District, Ser B, RB
Callable 06/01/30 @ 100
4.000%, 06/01/41	250	283

Terrebonne Parish, Sales & Use Tax Project, Ser ST, RB, AGM, Pre-Refunded @ 100
5.250%, 04/01/21 (A)	100	102

West Ouachita, Parish School District, RB
Callable 09/01/25 @ 100
3.750%, 09/01/34	190	208

Schedule of Investments
September 30, 2020 (unaudited)

HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND

Description	Face Amount (000)/ Shares	Value (000)

Louisiana — (continued)

Zachary, Community School District No. 1, GO
Callable 03/01/22 @ 100
3.500%, 03/01/32	$200	$ 205

Total Louisiana		5,929

Total Municipal Bonds (Cost $5,610 (000))		5,929

Cash Equivalent(B) — 5.8%
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.030%	367,211	367

Total Cash Equivalent (Cost $367 (000))		367

Total Investments — 99.4% (Cost $5,977 (000))		$6,296

Percentages are based on net assets of $6,336 (000).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.
(B)	The rate reported is the 7-day effective yield as of September 30, 2020.

AGM — Assured Guaranty Municipal

BAM— Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of level inputs used as of September 30, 2020 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$5,929	$—	$5,929
Cash Equivalent	367	—	—	367
Total Investments in Securities	$367	$5,929	$—	$6,296

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-009-2000

Schedule of Investments
September 30, 2020 (unaudited)

HANCOCK HORIZON MICROCAP FUND

Description	Shares	Value (000)

Common Stock — 97.7%
Agriculture — 1.0%
American Vanguard *	7,430	$ 98

Total Agriculture		98

Air Freight & Logistics — 1.2%
Radiant Logistics *	23,663	122

Total Air Freight & Logistics		122

Automotive — 3.1%
OneWater Marine, Cl A *	4,239	87
Strattec Security *	6,041	120
TravelCenters of America *	4,922	96

Total Automotive		303

Banks — 11.7%
Amalgamated Bank, Cl A	8,848	94
Bancorp *	11,800	102
BankFinancial	14,057	101
CB Financial Services	4,065	78
Community Bankers Trust	18,586	94
Esquire Financial Holdings *	6,585	99
Financial Institutions	5,864	90
First Foundation	7,252	95
FS Bancorp	2,630	108
MidWestOne Financial Group	5,515	99
OP Bancorp	16,792	96
Shore Bancshares	10,104	111

Total Banks		1,167

Building & Construction — 1.4%
M/I Homes *	3,010	139

Total Building & Construction		139

Capital Markets — 1.0%
Silvercrest Asset Management Group, Cl A	9,302	97

Total Capital Markets		97

Commercial Services — 2.1%
DLH Holdings *	13,200	96
Select Interior Concepts, Cl A *	16,660	115

Total Commercial Services		211

Commercial Services & Supplies — 1.0%
Acme United	4,323	99

Total Commercial Services & Supplies		99

Computer Software — 3.3%
eGain *	7,869	111
Limelight Networks *	13,885	80
Mitek Systems *	10,433	133

Total Computer Software		324

Computers & Services — 3.1%
Calix *	5,383	96
Cambium Networks *	7,635	129
PCTEL	15,328	87

Total Computers & Services		312

Description	Shares	Value (000)

Construction & Engineering — 2.1%
Great Lakes Dredge & Dock *	10,088	$ 96
Northwest Pipe *	4,418	117

Total Construction & Engineering		213

Consumer Electronics — 0.8%
Universal Electronics *	2,090	79

Total Consumer Electronics		79

Consumer Finance — 1.0%
Regional Management *	5,820	97

Total Consumer Finance		97

Consumer Products — 1.3%
Rocky Brands	5,136	128

Total Consumer Products		128

Diversified Support Services — 1.1%
VSE	3,665	112

Total Diversified Support Services		112

Drugs — 1.7%
Aquestive Therapeutics *	16,480	80
Osmotica Pharmaceuticals *	15,521	84

Total Drugs		164

Electrical Utilities — 1.0%
Genie Energy, Cl B	12,271	98

Total Electrical Utilities		98

Electronic Components & Equipment — 0.9%
Luna Innovations *	15,449	92

Total Electronic Components & Equipment		92

Engineering Services — 2.4%
IES Holdings *	3,910	124
MYR Group *	2,983	111

Total Engineering Services		235

Financial Services — 2.1%
Curo Group Holdings	14,483	102
Oportun Financial *	8,992	106

Total Financial Services		208

Gas & Natural Gas — 1.9%
Dorian LPG *	11,742	94
Overseas Shipholding Group, Cl A *	41,755	90

Total Gas & Natural Gas		184

Health Care Equipment & Supplies — 1.0%
FONAR *	4,717	99

Total Health Care Equipment & Supplies		99

Health Care Technology — 0.9%
MTBC *	10,453	93

Total Health Care Technology		93

Schedule of Investments
September 30, 2020 (unaudited)

HANCOCK HORIZON MICROCAP FUND

Description	Shares	Value (000)

Hotels, Restaurants & Leisure — 0.9%
Inspired Entertainment *	31,523	$ 93

Total Hotels, Restaurants & Leisure		93

Household Products — 1.1%
Mohawk Group Holdings *	13,709	113

Total Household Products		113

Insurance — 4.0%
Donegal Group, Cl A	6,857	96
Global Indemnity Group, Cl A	3,801	79
ProSight Global *	11,482	130
Protective Insurance	6,852	90

Total Insurance		395

Manufacturing — 2.2%
Allied Motion Technologies	2,617	108
Seneca Foods, Cl A *	2,987	107

Total Manufacturing		215

Media — 3.3%
DHI Group *	35,006	79
TechTarget *	2,977	131
Tribune Publishing *	9,943	116

Total Media		326

Medical Products & Services — 23.0%
Alpine Immune Sciences *	10,400	91
Antares Pharma *	38,148	103
Aravive *	8,599	40
Ardelyx *	14,906	78
Atreca, Cl A *	5,990	84
Calithera Biosciences *	20,744	72
Castle Biosciences *	2,842	146
Corbus Pharmaceuticals Holdings *	15,200	27
Dynavax Technologies *	12,105	52
Electromed *	7,432	77
Fortress Biotech *	28,573	116
Fulgent Genetics *	3,526	141
Harpoon Therapeutics *	5,651	96
Ideaya Biosciences *	7,300	92
Kadmon Holdings *	20,761	81
MEI Pharma *	27,950	87
Meridian Bioscience *	7,241	123
Pro-Dex *	5,173	148
Protagonist Therapeutics *	5,384	105
Simulations Plus	1,545	116
Syros Pharmaceuticals *	11,978	106
Vanda Pharmaceuticals *	11,025	107
Vericel *	6,230	116
Zynex *	4,644	81

Total Medical Products & Services		2,285

Metals & Mining — 1.1%
SunCoke Energy	31,618	108

Total Metals & Mining		108

Paper & Paper Products — 0.6%
Verso	8,162	64

Total Paper & Paper Products		64

Description	Shares	Value (000)

Personal Products — 0.7%
Lifevantage *	6,094	$ 73

Total Personal Products		73

Petroleum & Fuel Products — 0.9%
Solaris Oilfield Infrastructure, Cl A	14,347	91

Total Petroleum & Fuel Products		91

Real Estate Investment Trust — 3.1%
Bluerock Residential Growth, Cl A	14,095	107
Gladstone Land	6,642	100
Plymouth Industrial	7,916	97

Total Real Estate Investment Trust		304

Retail — 2.0%
Citi Trends *	4,377	109
Lakeland Industries *	4,361	86

Total Retail		195

Semi-Conductors & Instruments — 4.3%
Ichor Holdings *	4,116	89
NeoPhotonics *	10,935	66
PDF Solutions *	5,650	106
Photronics *	7,818	78
Ultra Clean Holdings *	4,245	91

Total Semi-Conductors & Instruments		430

Specialty Retail — 1.3%
Zumiez *	4,549	127

Total Specialty Retail		127

Transportation Services — 2.1%
Shyft Group	6,600	125
USA Truck *	8,470	80

Total Transportation Services		205

Total Common Stock (Cost $10,002 (000))		9,698

Cash Equivalent (A) — 1.0%
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.030%	99,638	100

Total Cash Equivalent (Cost $100 (000))		100

Total Investments — 98.7% (Cost $10,102 (000))		$9,798

Percentages are based on net assets of $9,932 (000).

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of September 30, 2020.

Cl — Class

As of September 30, 2020, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-015-1100

Schedule of Investments
September 30, 2020 (unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)	Value (000)

Municipal Bonds — 95.4%
Mississippi — 95.4%

Clinton, Public School District, GO
Callable 10/01/21 @ 100
2.750%, 10/01/28	$150	$ 153

Copiah County, GO
Callable 04/01/25 @ 100
3.500%, 04/01/32	390	414

Forrest County, GO
Callable 03/01/24 @ 100
4.000%, 03/01/27	385	428

Lauderdale County, GO
3.000%, 04/01/26	150	167

Lauderdale County, GO
Callable 11/01/25 @ 100
3.250%, 11/01/31	250	270
Callable 11/01/25 @ 100
3.000%, 11/01/30	100	107

Long Beach, School District, GO, BAM
4.000%, 03/01/27	275	330

Mississippi State, Development Bank, Brandon Public Improvement Project, RB
Callable 03/01/25 @ 100
3.000%, 03/01/30	155	166

Mississippi State, Development Bank, Clinton Public School District, RB
Callable 04/01/29 @ 100
4.000%, 04/01/37	100	116

Mississippi State, Development Bank, Flowood Refunding Project, RB, Pre-Refunded @ 100
4.125%, 11/01/21 (A)	200	209

Mississippi State, Development Bank, Gulf Coast Community College District, RB
Callable 12/01/26 @ 100
3.375%, 12/01/39	250	262

Mississippi State, Development Bank, Harrison County Coliseum Project, Ser A, RB
5.250%, 01/01/34	400	547

Mississippi State, Development Bank, Hinds County Project, RB
5.000%, 11/01/26	75	94

Mississippi State, Development Bank, Jackson Public School District Project, RB
Callable 04/01/23 @ 100
5.000%, 04/01/28	480	527

Mississippi State, Development Bank, Jones County Junior College Project, RB, BAM
Callable 05/01/26 @ 100
3.500%, 05/01/35	200	216

Description	Face Amount (000)	Value (000)

Mississippi — (continued)

Mississippi State, Development Bank, Marshall Country Industrial Development Authority, RB
Callable 01/01/25 @ 100
3.750%, 01/01/35	$200	$ 216

Mississippi State, Development Bank, Meridian Apartment Center Project, RB
5.000%, 03/01/25	360	418

Mississippi State, Development Bank, Pearl Capital Improvement Project, RB, AGM
Callable 12/01/21 @ 100
4.000%, 12/01/31	205	211

Mississippi State, Development Bank, Pearl River Community College Project, RB, AGM
Callable 09/01/22 @ 100
3.375%, 09/01/36	750	768

Mississippi State, Development Bank, Tax Increment Financing Project, RB
Callable 11/02/20 @ 100
4.500%, 05/01/24	120	120

Mississippi State, Development Bank, Water & Sewer Project, RB, AGM
Callable 03/01/22 @ 100
3.500%, 03/01/32	400	410

Mississippi State, Gaming Tax Revenue, Ser E, RB
5.000%, 10/15/25	500	594

Mississippi State, Ser D, GO
Callable 12/01/27 @ 100
3.000%, 12/01/37	500	538

Mississippi State, State Capital Improvement Project, Ser A, GO, Pre-Refunded @ 100
4.000%, 10/01/21 (A)	400	415
3.750%, 10/01/21 (A)	510	528

Mississippi State, University Educational Building, RB
Callable 08/01/27 @ 100
4.000%, 08/01/43	500	563

Ocean Springs, GO
4.000%, 12/01/29	250	309

Oktibbeha County, Ser A, GO, AGM
Callable 11/01/28 @ 100
4.000%, 11/01/29	270	327

Oxford, School District, GO
Callable 04/01/27 @ 100
3.000%, 04/01/31	300	327

Oxford, Ser B, GO
Callable 08/01/25 @ 100
3.125%, 08/01/33	575	611

Starkville, GO
4.000%, 06/01/27	400	482

Schedule of Investments
September 30, 2020 (unaudited)

HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND

Description	Face Amount (000)/ Shares	Value (000)

Mississippi — (continued)

University of Southern Mississippi, Facilities Refinancing Project, Ser A, RB
Callable 03/01/25 @ 100
3.250%, 03/01/33	$425	$ 452

Total Mississippi		11,295

Total Municipal Bonds (Cost $10,519 (000))		11,295

Cash Equivalent(B) — 3.8%
Goldman Sachs Financials Square Funds Government, Cl Institutional, 0.030%	443,744	444

Total Cash Equivalent (Cost $444 (000))		444

Total Investments — 99.2% (Cost $10,963 (000))		$11,739

Percentages are based on net assets of $11,839 (000).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.
(B)	The rate reported is the 7-day effective yield as of September 30, 2020.

AGM — Assured Guaranty Municipal

BAM— Build America Mutual

Cl — Class

GO — General Obligation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of September 30, 2020, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$11,295	$—	$11,295
Cash Equivalent	444	—	—	444
Total Investments in Securities	$444	$11,295	$—	$11,739

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-010-2000

Schedule of Investments
September 30, 2020 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

Common Stock — 69.3%
Aerospace & Defense — 1.2%
L3Harris Technologies (A)	2,600	$ 442
Lockheed Martin (A)	1,550	594

Total Aerospace & Defense		1,036

Automotive — 1.9%
BorgWarner	13,600	527
Gentherm *	16,400	671
PACCAR	5,900	503

Total Automotive		1,701

Banks — 2.7%
Essent Group	10,200	377
JPMorgan Chase (A)	6,700	645
PNC Financial Services Group (A)	6,700	737
Voya Financial (A)	13,100	628

Total Banks		2,387

Building & Construction — 1.1%
Simpson Manufacturing	6,100	593
Taylor Morrison Home, Cl A *	16,560	407

Total Building & Construction		1,000

Chemicals — 0.6%
Sherwin-Williams	725	505

Total Chemicals		505

Commercial Services — 1.6%
Tetra Tech	7,300	697
Waste Management (A)	5,900	668

Total Commercial Services		1,365

Computer Software — 4.6%
Adobe *(A)	1,400	687
ANSYS *	2,100	687
Atlassian, Cl A *	2,700	491
Citrix Systems	3,200	441
FactSet Research Systems	700	234
Intuit (A)	2,700	881
Mitek Systems *	46,800	596

Total Computer Software		4,017

Computers & Services — 6.7%
Apple (A)	9,200	1,065
Cadence Design Systems *(A)	7,500	800
Canaan *	205,400	384
Fidelity National Information Services (A)	4,000	589
Microsoft (A)	4,100	862
PayPal Holdings *(A)	4,300	847
Visa, Cl A (A)	2,800	560
Zebra Technologies, Cl A *(A)	3,000	757

Total Computers & Services		5,864

Consumer Electronics — 0.7%
Universal Electronics *	16,000	604

Total Consumer Electronics		604

Description	Shares	Value (000)

Consumer Products — 1.0%
Deckers Outdoor *(A)	3,875	$ 853

Total Consumer Products		853

Containers & Packaging — 0.9%
Crown Holdings *(A)	10,300	792

Total Containers & Packaging		792

Data Processing & Outsourced Services — 0.6%
Verisk Analytics, Cl A	2,600	482

Total Data Processing & Outsourced Services		482

Drugs — 2.8%
Bristol-Myers Squibb (A)	8,200	494
Horizon Therapeutics *(A)	13,200	1,025
Zoetis, Cl A (A)	5,700	943

Total Drugs		2,462

E-Commerce — 1.8%
Amazon.com *(A)	300	944
eBay	12,100	630

Total E-Commerce		1,574

Educational Services — 0.5%
Chegg *	5,800	414

Total Educational Services		414

Electronic Equipment, Instruments & Components — 1.0%
Akamai Technologies *(A)	7,700	851

Total Electronic Equipment, Instruments & Components		851

Entertainment & Gaming — 1.6%
Electronic Arts *(A)	6,200	809
Take-Two Interactive Software *	3,500	578

Total Entertainment & Gaming		1,387

Financial Services — 0.6%
Moody’s	1,000	290
MSCI, Cl A	700	250

Total Financial Services		540

Food, Beverage & Tobacco — 1.2%
Ingles Markets, Cl A (A)	15,200	578
PepsiCo (A)	3,700	513

Total Food, Beverage & Tobacco		1,091

Hypermarkets & Super Centers — 0.8%
Costco Wholesale (A)	2,000	710

Total Hypermarkets & Super Centers		710

Industrials — 0.9%
Air Products and Chemicals (A)	2,550	760

Total Industrials		760

Information Technology — 2.2%
Fortinet *	5,800	683
Science Applications International	6,900	541

Schedule of Investments
September 30, 2020 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)

Information Technology (continued)
ServiceNow *	1,400	$ 679

Total Information Technology		1,903

Insurance — 2.4%
Metlife (A)	15,100	561
Primerica (A)	6,300	713
Progressive (A)	9,000	852

Total Insurance		2,126

Insurance Brokers — 0.6%
Aon, Cl A	2,500	516

Total Insurance Brokers		516

Interactive Media & Servcies — 1.7%
Alphabet, Cl A *(A)	525	770
Charter Communications, Cl A *	1,125	702

Total Interactive Media & Servcies		1,472

Machinery — 2.9%
IDEX (A)	3,700	675
Illinois Tool Works (A)	3,400	657
SPX *(A)	14,900	691
Trane Technologies (A)	4,300	521

Total Machinery		2,544

Manufacturing — 2.4%
Generac Holdings *(A)	4,500	871
Hubbell, Cl B (A)	4,900	670
McCormick (A)	2,800	543

Total Manufacturing		2,084

Medical Products & Services — 9.5%
AbbVie (A)	8,500	745
Amgen (A)	3,700	940
Biogen *(A)	1,500	426
Cerner	10,900	788
CVS Health	7,300	426
Edwards Lifesciences *	7,800	623
Emergent Biosolutions *(A)	8,100	837
Omnicell *	6,000	448
Regeneron Pharmaceuticals *(A)	1,275	714
Surmodics *	10,700	416
Thermo Fisher Scientific	1,300	574
Veeva Systems, Cl A *	2,900	815
Vertex Pharmaceuticals *	1,900	517

Total Medical Products & Services		8,269

Metals & Mining — 0.7%
Commercial Metals (A)	31,200	623

Total Metals & Mining		623

Petroleum Refining — 1.5%
Marathon Petroleum	12,600	370
Renewable Energy Group *	17,200	919

Total Petroleum Refining		1,289

Pharmaceuticals — 1.7%
Eli Lilly (A)	5,500	814

Description	Shares	Value (000)

Pharmaceuticals (continued)
Merck (A)	8,100	$ 672

Total Pharmaceuticals		1,486

Real Estate Investment Trust — 0.5%
Equinix	300	228
Public Storage	1,100	245

Total Real Estate Investment Trust		473

Retail — 1.4%
Home Depot (A)	3,125	868
Lowe’s	2,400	398

Total Retail		1,266

Semi-Conductors & Instruments — 4.3%
Advanced Micro Devices *(A)	7,500	615
Applied Materials	6,600	392
Broadcom (A)	1,600	583
Intel	8,200	425
KLA (A)	4,200	814
Lam Research (A)	2,700	896

Total Semi-Conductors & Instruments		3,725

Telecommunication Services — 0.6%
Facebook, Cl A *	1,875	491

Total Telecommunication Services		491

Telephones & Telecommunication — 0.6%
AT&T (A)	17,500	499

Total Telephones & Telecommunication		499

Transportation Services — 0.7%
Federal Signal (A)	19,900	582

Total Transportation Services		582

Utilities — 0.8%
Ametek (A)	6,800	676

Total Utilities		676

Total Common Stock (Cost $46,731 (000))		60,419

Cash Equivalent(B) — 31.6%
Federated Government Obligations Fund, Cl I, 0.030%	27,563,718	27,564

Total Cash Equivalent (Cost $27,564 (000))		27,564

Total Investments — 100.9% (Cost $74,295 (000))		$87,983

Percentages are based on net assets of $87,169 (000).

Securities Sold Short — (15.7)%

Description	Shares	Value (000)

Common Stock —(15.7)%
Aerospace & Defense — (0.7)%
Cubic	(6,130)	$ (357)
Teledyne Technologies*	(840)	(260)

Total Aerospace & Defense		(617)

Schedule of Investments
September 30, 2020 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Shares	Value (000)
Airlines — (0.3)%
Allegiant Travel, Cl A	(1,970)	$(236)

Total Airlines		(236)

Banks — (2.0)%
Bank of Hawaii	(5,040)	(255)
Bank of New York Mellon	(7,500)	(258)
BankUnited	(11,370)	(249)
Byline Bancorp	(22,340)	(252)
Northern Trust	(3,350)	(261)
Pinnacle Financial Partners	(6,750)	(240)
Signature Bank NY	(2,880)	(239)

Total Banks		(1,754)

Building & Construction — (0.3)%
Granite Construction	(15,180)	(267)

Total Building & Construction		(267)

Chemicals — (0.6)%
International Flavors & Fragrances	(2,190)	(268)
W R Grace	(6,150)	(248)

Total Chemicals		(516)

Commercial Services — (0.3)%
Clean Harbors*	(4,730)	(265)

Total Commercial Services		(265)

Computers & Services — (0.7)%
Cass Information Systems	(7,240)	(291)
Global Payments	(1,560)	(277)

Total Computers & Services		(568)

Data Processing & Outsourced Services — (1.2)%
CRA International	(6,720)	(252)
Fiserv*	(2,770)	(285)
Franklin Covey*	(14,520)	(258)
ICF International	(4,020)	(247)

Total Data Processing & Outsourced Services		(1,042)

Electronic Components & Equipment — (0.3)%
Coherent*	(2,460)	(273)

Total Electronic Components & Equipment		(273)

Entertainment — (1.5)%
Boston Omaha, Cl A*	(16,110)	(258)
Live Nation Entertainment*	(4,590)	(247)
Planet Fitness, Cl A*	(4,595)	(283)
World Wrestling Entertainment, Cl A	(6,550)	(265)
Wynn Resorts	(3,220)	(232)

Total Entertainment		(1,285)

Gas Utilities — (0.3)%
Sempra Energy	(2,260)	(268)

Total Gas Utilities		(268)

Information Technology — (0.9)%
Amdocs	(4,640)	(266)
Gartner*	(2,030)	(254)
Hackett Group	(22,480)	(251)

Total Information Technology		(771)

Description	Shares	Value (000)
Insurance — (0.3)%
White Mountains Insurance Group	(320)	$(249)

Total Insurance		(249)

Machinery — (0.6)%
Ingersoll Rand*	(7,410)	(264)
Mueller Industries	(9,300)	(251)

Total Machinery		(515)

Materials — (0.3)%
Martin Marietta Materials	(1,240)	(292)

Total Materials		(292)

Medical Products & Services — (1.6)%
Atrion	(430)	(269)
CryoLife*	(16,410)	(303)
HealthEquity*	(4,920)	(253)
Misonix*	(23,450)	(275)
Orthofix Medical*	(9,270)	(289)

Total Medical Products & Services		(1,389)

Office Furniture & Fixtures — (0.3)%
ePlus*	(3,670)	(269)

Total Office Furniture & Fixtures		(269)

Petroleum Refining — (0.3)%
Hess	(6,133)	(251)

Total Petroleum Refining		(251)

Printing & Publishing — (0.3)%
Brady, Cl A	(5,860)	(235)

Total Printing & Publishing		(235)

Real Estate Investment Trust — (0.6)%
Brixmor Property Group	(21,410)	(250)
Hudson Pacific Properties	(11,210)	(246)

Total Real Estate Investment Trust		(496)

Retail — (0.6)%
Children’s Place	(10,200)	(289)
Hasbro	(3,480)	(288)

Total Retail		(577)

Semi-Conductors & Instruments — (0.6)%
Impinj*	(10,120)	(267)
Silicon Laboratories*	(2,770)	(271)

Total Semi-Conductors & Instruments		(538)

Semiconductors & Semiconductor Equipment — (0.3)%
SMART Global Holdings*	(10,600)	(290)

Total Semiconductors & Semiconductor Equipment		(290)

Transportation Services — (0.5)%
Douglas Dynamics	(7,110)	(243)
Lyft, Cl A*	(8,420)	(232)

Total Transportation Services		(475)

Water Utilities — (0.3)%
California Water Service Group	(6,150)	(267)

Total Water Utilities		(267)

Schedule of Investments
September 30, 2020 (unaudited)

HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND

Description	Value (000)

Total Common Stock
(Proceeds $(14,009))	(13,705)

Total Securities Sold Short — (15.7)%
(Proceeds $(14,009))	$(13,705)

Percentages are based on net assets of $87,169 (000).

*	Non-income producing security.
(A)	All or a portion of this security has been held in a segregated account as collateral for securities sold short.
(B)	The rate reported is the 7-day effective yield as of September 30, 2020.

Cl — Class

As of September 30, 2020, all of the Fund’s investments are Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

HHF-QH-005-2500